Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk (Tables)	12 Months Ended
Dec. 31, 2020
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk
Table of Derivatives - Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk
Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	2020	2019	2018
ASSETS
Derivatives - Hedge accounting	1.991	1.729	2.892
Fair value changes of the hedged items in portfolio hedges of interest rate risk	51	28	(21)
LIABILITIES
Hedging derivatives	2.318	2.233	2.680

Hedging Derivatives Breakdown By Type Of The Risk And Type Of Hedge
Derivatives - Hedge accounting breakdown by type of risk and type of hedge. (Millions of Euros)
	2020		2019		2018
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate	989	525	920	488	982	513
OTC	989	525	920	488	982	513
Equity	-	-	-	3	6	-
OTC	-	-	-	3	6	-
Foreign exchange and gold	435	350	420	316	587	398
OTC	435	350	420	316	587	398
FAIR VALUE HEDGES	1.424	874	1.341	808	1.575	912
Interest rate	154	1.055	224	850	221	562
OTC	154	1.041	224	839	219	562
Organized market	-	15	-	11	2	-
Foreign exchange and gold	225	55	115	18	955	873
OTC	225	50	115	18	955	873
Organized market	-	5	-	-	-	-
CASH FLOW HEDGES	379	1.111	339	868	1.176	1.435
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	166	139	12	242	92	231
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	18	170	37	216	33	90
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	3	23	1	99	15	12
DERIVATIVES-HEDGE ACCOUNTING	1.991	2.318	1.729	2.233	2.892	2.680
of which: OTC - credit institutions	1.718	1.965	1.423	1.787	2.534	2.462
of which: OTC - other financial corporations	273	333	306	426	355	216
of which: OTC - other	-	-	-	8	2	2

Items Hedged By Fair Value Hedges
Hedged items in fair value hedges. December 2020 (Millions of Euros)
	Carrying amount	Hedge adjustments included in the carrying amount of assets/liabilities	Remaining adjustments for discontinued micro hedges including hedges of net positions	Hedged items in portfolio hedge of interest rate risk
ASSETS
Financial assets measured at fair value through other comprehensive income	28.091	(99)	12	-
Interest rate	28.059
Other	33
Financial assets measured at amortized cost	11.177	386	3	2.500
Interest rate	11.177
LIABILITIES
Financial liabilities measured at amortized costs	23.546	(576)	2	-
Interest rate	23.543
Foreign exchange and gold	3

Schedule Of The Nominal Amount Of The Hedging Instrument
Calendar of the notional maturities of the hedging instruments (Millions of Euros)
	Up to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
FAIR VALUE HEDGES	3.581	10.945	28.487	18.656	61.668
Of which: Interest rate	3.569	10.879	26.946	18.609	60.003
CASH FLOW HEDGES	10.495	2.808	2.576	6.972	22.852
Of which: Interest rate	6.756	154	1.816	6.600	15.326
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	1.853	2.910	-	-	4.763
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	299	576	1.533	1.029	3.437
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	101	11	1.049	-	1.161
DERIVATIVES-HEDGE ACCOUNTING	15.933	17.340	33.984	26.623	93.881